June 18, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:                  Nationwide Life Insurance Company
Pre-Effective Amendment No. 4 for Select Retirement
Individual Supplemental Immediate Fixed Income Annuity Contracts
on Form S-1
SEC File No. 333-155368

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”), we are filing Pre-Effective Amendment No. 4 to the registration statement indicated above for the purpose of registering Select Retirement, an Individual Supplemental Immediate Fixed Income Annuity Contract (the “Contracts”).

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide is attached hereto as Exhibit 24.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

On November 14, 2008, Nationwide filed an initial registration statement for Individual Supplemental Immediate Fixed Income Annuity Contracts.  On January 13, 2009, Nationwide received your written comments.  Pre-Effective Amendment No. 1 was filed on February 10, 2009.  We received your oral comments on March 5, 2009.  Pre-Effective Amendment No. 2 was filed on April 2, 2009.  We received your oral comments on April 20, 2009.  Pre-Effective Amendment No. 3 was filed on May 12, 2009.  We received your oral comments on June 17, 2009.  Pre-Effective Amendment No. 4 reflects red-lining of changes made to address your oral comments.  Other redlined changes in this Pre-Effective Amendment No. 4 reflect non-material clarifying disclosures.

1.           Suspension and Termination Provisions (pp.36, 38)   In the event that CGM no longer manages any Eligible Portfolios and the contractowner decidse to transfer to a third party account approved by Nationwide,, the disclosure describing the value of the Guarantee to be transferred is not consistent.  In the “CGM no longer manages any
Eligible Portfolios or Former Eligible Portfolios” subsection on page 36, please revise the third bullet point in that section to be consistent with the disclosure in the third

The United States Securities
and Exchange Commission
June 18, 2009

bullet point in the “What will cause a Contract to be terminated?” subsection on page 38.

RESPONSE: We revised the third bullet point on page 36 to state the following:

•
The value transferred for the Guarantee will be equal to the Guaranteed Lifetime Withdrawal Base on the Valuation Day of the transfer (a Valuation Day is any day the New York Stock Exchange is open for trading).

2.            Suspension and Termination Provisions (pp.36, 38)   In the event that CGM no longer manages any Eligible Portfolios and the contractowner wishes to transfer their Account Value to an annuity contract that Nationwide offers,  the disclosure describing the value of the Guarantee to be transferred is not clear.  In the “CGM no longer manages any Eligible Portfolios or Former Eligible Portfolios” subsection on page 36, please consider revising the second triangle bullet point in that section to state that “the basis for your Guarantee that will continue will be equal to the Guaranteed Lifetime Withdrawal Base on the Valuation Day of the transfer.”  Please also consider revising similar disclosure in the second triangle bullet point in the “What will cause a Contract to be terminated?” subsection on page 38.

RESPONSE: We revised the second triangle bullet point on page 36 to state the following:

➢
If you decide to transfer Your Account Value to an annuity contract that we, or one of our affiliates, offer, the amount transferred to the new annuity contract will be equal to the value of Your Account on the Valuation Day of the transfer, and the basis for your Guarantee that will continue will be equal to the Guaranteed Lifetime Withdrawal Base on the Valuation Day of the transfer.

We also revised the second triangle bullet point on page 38 to state the following:

➢
If you decide to transfer Your Account Value to an annuity contract that we, or one of our affiliates, offer, the amount transferred to the new annuity contract will be equal to the value of Your Account on the Valuation Day of the transfer, and the basis for your Guarantee that will continue will be equal to the Guaranteed Lifetime Withdrawal Base on the Valuation Day of the transfer.

3.           Representations. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

RESPONSE: We represent that we have met the S-1 Form requirements.

The United States Securities
and Exchange Commission
June 18, 2009

We acknowledge the following:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:

•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;
•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that Nationwide may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

I hope you find this background information helpful.  Please contact me directly at (614) 677-2216 if you have any questions regarding this filing.

Sincerely,

/s/HOLLY J. HUNT
Holly J. Hunt
Senior Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny